Right-of-use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Right-Of-Use Assets and Lease Liabilities [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	653,344	23,884,854	3,057,888
Current operating lease obligation	653,344	708,829	90,750
Non-current operating lease obligation	—	23,176,025	2,967,138
Total operating lease obligation	653,344	23,884,854	3,057,888

Schedule of Undiscounted Future Minimum Lease Payment	The undiscounted future minimum lease payment schedule as follows:
For the years ending December 31,	HK$	US$
2024	2,014,564	257,917
2025	2,678,490	342,917
2026	2,834,708	362,917
2027	3,023,467	387,083
2028 or after	15,006,137	1,921,179
Total lease payments	25,557,366	3,272,013
Less: imputed interest	(1,672,512)	(214,125)
Total operating lease liabilities	23,884,854	3,057,888

Schedule of Other Supplemental Information about the Company’s Operating Lease	Other supplemental information about the Company’s operating lease as of:
December 31, 2023
Weighted average discount rate	7.91%
Weighted average remaining lease term (years)	9.0